UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England            May 6, 2008
         -----------------            ---------------          -----------------
            [Signature]                [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       $308,681
                                              (thousands)

                               Sloane Robinson LLP

                           Form 13F Information Table



            Name               Title of Class   CUSIP      Value   SHRS or PRN  SH/ Put/  Investment  Other       Voting Authority
                                                           x$1000   amount      PRN Call Discretion  Managers     Sole  Shared None

--------------------------     --------------   --------   -----   -----------  --- ---  ----------- --------     ----  ------ ----



ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104  20,115    245,900    SH           SOLE               245,900
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412209  85,710  2,474,300    SH           SOLE             2,474,300
CTRIP COM INTL LTD             ADR              22943F100  17,210    324,600    SH           SOLE               324,600
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100   1,196     20,600    SH           SOLE                20,600
GAFISA S A                     SPONS ADR        362607301  29,774    892,500    SH           SOLE               892,500
ISHARES TR                     MSCI EMERG MKT   464287234   9,729     72,400    SH           SOLE                72,400
KT CORP                        SPONSORED ADR    48268K101  97,936  4,123,600    SH           SOLE             4,123,600
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201  16,012  1,513,400    SH           SOLE             1,513,400
PROSHARES TR                   ULTR SHRT MSCI   74347R354  29,331    356,300    SH           SOLE               356,300
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107   1,668     14,300    SH           SOLE                14,300